Other operating (expenses) income - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates	$ 0	$ 86,026	$ 1,048,924
Guajira Association Contract [Member]
Disclosure of associates [line items]
Percentage of interest acquired		43.00%
Hocol petroleum limited | Guajira Association Contract [Member]
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates		$ 86,026
Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S
Disclosure of associates [line items]
Loss on disposal assets		65,570
Ecopetrol Germany Gmbh
Disclosure of associates [line items]
Loss on disposal assets		125
Ecopetrol Germany Gmbh | Guajira Association Contract [Member]
Disclosure of associates [line items]
Adjustments for gain loss on Acquisition of investments in subsidiaries, joint ventures and associates		$ 1,284,372